Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2012
Registrant Name	dei_EntityRegistrantName	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001011378
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Emerging Markets Equity Portfolio (Prospectus Summary): | Emerging Markets Equity Portfolio
Emerging Markets Equity Portfolio (Class I)

Prospectus Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Equity Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Please retain this supplement for future reference.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Emerging Markets Equity Portfolio
Advisory Fees		1.22%
Distribution (12b-1) Fee		none
Other Expenses		0.39%
Total Annual Portfolio Operating Expenses		1.61%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.42%
[1]	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Emerging Markets Equity Portfolio	145	449	776	1,702

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Emerging Markets Equity Portfolio (Prospectus Summary): | Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Equity Portfolio (Class I)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Equity Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Please retain this supplement for future reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Emerging Markets Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMEX
Advisory Fees	rr_ManagementFeesOverAssets	1.22%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,702

[1]	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Emerging Markets Equity Portfolio (Second Summary Prospectus) | Emerging Markets Equity Portfolio
Emerging Markets Equity Portfolio (Class II)

Prospectus Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Equity Portfolio (Class II)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class II shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Please retain this supplement for future reference.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class II Emerging Markets Equity Portfolio
Advisory Fees		1.22%
Distribution (12b-1) Fee		0.35%
Other Expenses		0.39%
Total Annual Portfolio Operating Expenses		1.96%
Fee Waiver and/or Expense Reimbursement	[1]	(0.49%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.47%
[1]	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1), will not exceed 1.47%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class II Emerging Markets Equity Portfolio	150	465	803	1,757

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Emerging Markets Equity Portfolio (Second Summary Prospectus) | Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Equity Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Equity Portfolio (Class II)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class II shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Please retain this supplement for future reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Emerging Markets Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMEX
Advisory Fees	rr_ManagementFeesOverAssets	1.22%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Emerging Markets Equity Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	1.22%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757

[1]	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[2]	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1), will not exceed 1.47%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.